Available-for-sale financial investments (Details 1) - PEN (S/) S/ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of financial assets [line items]
Cost	S/ 489	S/ 70,569
Unrealized gain		207
Available-for-sale financial investments	21,206	657	S/ 436
Financial Assets Available-for-Sale, Category [Member]
Disclosure of financial assets [line items]
Available-for-sale financial investments	S/ 21,206	657	S/ 436	S/ 744
Financial Assets Available-for-Sale, Category [Member] | Equity Investments [Member] | Union Andina de Cementos S.A.A. [Member]
Disclosure of financial assets [line items]
Cost		450
Unrealized gain		207
Available-for-sale financial investments		S/ 657